Other Receivables (Tables)	12 Months Ended
Mar. 31, 2023
Other Receivables Table [Abstract]
Schedule of Other Receivables	Other receivables consist of the following:
	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Net Receivable from Reachnet Cable Service Pvt. Ltd.	$-	$43,168,720
GST and other taxes	-	7,770,370
	$-	$50,939,090